Nature of operations and reorganizations - Share splits and waiver of amount due to the Parent (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jan. 11, 2021 USD ($) $ / shares shares	Nov. 25, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Nov. 25, 2020 CNY (¥) shares	Sep. 25, 2020 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Jan. 02, 2018 $ / shares shares
Nature of operations and reorganizations
Number of shares issued during period		143,681,555
Ordinary shares, shares issued			1,436,815,570	1,436,815,570	143,681,557	2		1,436,815,570	1
Ordinary shares, shares outstanding			1,436,815,570	1,436,815,570	143,681,557	2		1,436,815,570	1
Ordinary share, par value | $ / shares	$ 0.00001	$ 0.0001	$ 0.00001			$ 0.0001	$ 0.00001		$ 0.0001
Share split ratio	10
Common stock, value	$ 50		$ 14	¥ 94				¥ 94
Ordinary shares, shares authorized	5,000,000,000		5,000,000,000	5,000,000,000		500,000,000		5,000,000,000	500,000,000
Net amount due to the Parent waived | ¥					¥ 600,000